Expense Example	Mar. 26, 2025 USD ($)
Sound Equity Dividend Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Sound Enhanced Fixed Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
Sound Enhanced Equity Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Sound Fixed Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	566
Sound Total Return ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189